Employee benefits (Tables)	6 Months Ended
Apr. 30, 2023
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Summary of Expenses for Bank's Principal Plans
Employee benefits include pensions, other post-retirement benefits, and post-employment benefits. The following table summarizes the expenses for the Bank’s principal plans
(1)
.

	For the three months ended
	Pension plans			Other benefit plans
($ millions)	April 30 2023	January 31 2023	April 30 2022	April 30 2023	January 31 2023	April 30 2022
Defined benefit service cost	$55	$55	$78	$5	$5	$6
Interest on net defined benefit (asset) liability	(8)	(9)	(2)	16	16	11
Other	3	3	4	–	2	(5)
Defined benefit expense	$50	$49	$80	$21	$23	$12
Defined contribution expense	$40	$37	$31	$–	$–	$–
Increase (decrease) in other comprehensive income related to employee benefits (2)	$(222)	$(170)	$936	$(3)	$(49)	$119

	For the six months ended
	Pension plans		Other benefit plans
($ millions)	April 30 2023	April 30 2022	April 30 2023	April 30 2022
Defined benefit service cost	$110	$157	$10	$11
Interest on net defined benefit (asset) liability	(17)	(3)	32	23
Other	6	8	2	(7)
Defined benefit expense	$99	$162	$44	$27
Defined contribution expense	$77	$61	$–	$–
Increase (decrease) in other comprehensive income related to employee benefits (2)	$(392)	$1,045	$(52)	$158
(1)	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
(2)	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.